Subsequent Events - Additional Information (Details) - Subsequent Event - CNY (¥) ¥ in Thousands	Mar. 08, 2022	Jan. 27, 2022
Baosheng County Bank [Member] | Line Of Credit
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		¥ 10,000
Line of Credit Facility, Interest Rate During Period		7.50%
Line of Credit Facility, Frequency of Payments		monthly
Proceeds from Lines of Credit		¥ 10,000
Send Cloud [Member]
Subsequent Event [Line Items]
Percentage Of Equity Interests Acquired	52.37%
Purchase Price Paid In Cash	¥ 34,473
Send Cloud [Member] | Send Cloud Management [Member]
Subsequent Event [Line Items]
Restricted Stock Shares Issued	1,366,128
Share Based Payment Award Award Vesting Period	9 months